6. STOCKHOLDER'S EQUITY	9 Months Ended
Sep. 30, 2015
Equity [Abstract]
6. STOCKHOLDER'S EQUITY

NOTE 6. STOCKHOLDER’S EQUITY

Name of related parties	Relationship with the Company
Mr. Wenyi Yu	Chief Executive Officer, and Chairman of the Board of the Company
Ms. Keren Zhao	Stockholder, Director of the Board of the Company

The Company had 100 authorized shares and 0 outstanding shares as of December 31, 2014 and 30,000,000 authorized shares and 30,000,000 outstanding shares as of September 30, 2015. As approved by the state of New York, on February 23, 2015, the Company’s authorized common stock increased from 100 to 30,000,000 shares without par value.

On May 15 2015, the Company issued 620,000 shares of common stock at $1.00 per share.

On May 15 2015, the Company issued an aggregate of 25,653,500 shares of common stock to its Chief Executive Officer and Director as funder shares.

On May 15, 2015, the Company issued an aggregate of 3,718,500 shares of common stock to unrelated parties as funder shares.

On May 15 2015, the Company issued an aggregate of 8,000 shares of common stock to its employees as employee shares.

The Company received contribution from officer and Directors to fund for the Company’s operations. During the nine months ended September 30, 2015 and 2014, the amount funded were $169,013 and $264,786, respectively. The contributions were recorded under additional paid in capital and summarized as below.

	September 30, 2015	September 30, 2014
Cash contributed by Mr. Wenyi Yu	$117,695	$54,085
Cash contributed by Ms. Keren Zhao	—	98,000
Unpaid salary forgiven by Mr. Wenyi Yu	20,000	8,564
Unpaid salary forgiven by Ms. Keren Zhao	8,000	12,000
Expenses paid out of pocket by Mr. Wenyi Yu	23,318	92,137
Total	$169,013	$264,786

For the nine months ended September 30, 2015 and 2014, the Company received cash contribution $117,695 and $54,085 from Mr. Wenyi Yu, respectively.

During the nine months ended September 30, 2015 and 2014, the Company received cash from accredited investors amounted $20,000 and $309,950 for the purchase of Company’s shares at $1 per shares.